Expense Example - Rising Rates Opportunity 10 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	743	1,332	2,928	281	1,039	1,818	3,858